Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
16.
Subsequent Events
a)
Series B Preferred Stock Dividends
: On January 15, 2026, the Company paid a quarterly
dividend
on its series B preferred stock, amounting to $ 0.5546875
per share, or $
1,442 , to its stockholders of
record as of January 14, 2026.
b)
Sale
of
DSI
Drammen and
return
of
capital
:
Following
the
sale
of
the
vessel
DSI
Drammen
by
Bergen and its delivery to its new owners, Bergen
distributed $
3,675
to the Company on January 29,
2026, as return of capital,
which reduced the carrying amount of the equity method investment
(Note
4).
Upon
completion
of
the
vessel
sale
and
the
full
repayment
of
Bergen’s
loan
with
Nordea,
the
Company’s
corporate
guarantee
provided
to
Nordea
for
Bergen’s
obligations
under
the
loan
was
released (Note 10).
c)
Restricted share
awards:
On February
25, 2026, the
Company’s Board of
Directors approved the
award of 7,750,000
shares of restricted common stock to executive management and non-executive directors, pursuant to
the Company’s amended plan,
as annual bonus.
The fair value of
the restricted
shares based on the closing
price on the date of
the Board of Directors’ approval
was $
20,073 . The
cost of these awards
will be recognized
ratably over the restricted
shares vesting period which
will be
3
and
6
years for
1,850,000
and
5,900,000
shares, respectively.
d)
Common
Stock
Dividend:
On
February 26,
2026,
the
Company
declared
a
cash
dividend
on
its
common stock
of $
0.01
per
share, based
on the
Company’s results
of operations
during the
three
months ended December
31, 2025. The cash
dividend is payable
on or around March
18, 2026, to
all
shareholders of record as of March 11,
2026.
e)
Genco
Shipping
and
Trading
Limited:
On
January
16,
2026,
following
Genco’s
rejection
of
the
Company’s
proposal,
the
Company
announced
the
intention
to
nominate
a
slate
of
independent
director candidates for election on the Genco board. On March 6, 2026, the
Company increased the
offer to $ 23.50
per share in cash.
This acquisition proposal would be
financed by a $
1,433,000
fully
committed facility
arranged by
DNB Carnegie
and Nordea,
and with
participation of
other international
banks.
Also
on
March
6,
2026,
the
Company
entered
into
a
definitive
agreement
with
Star
Bulk
Carriers Corp., or Star Bulk,
to acquire
16
vessels of Genco for $
470,500
in cash upon, and subject
to, the consummation of an acquisition of Genco by the Company.